Pension and Other Postretirement Healthcare Benefits - Asset categories and associated asset allocations for the Company's funded retirement plans (Detail) (Successor [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	100.00%	100.00%
Target	100.00%	100.00%
United States | Equity securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	38.00%	57.00%
Target	38.00%	45.00%
United States | Debt securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	61.00%	40.00%
Target	62.00%	55.00%
United States | Cash and cash equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	1.00%	3.00%
The Netherlands Retirement Plan
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	100.00%	100.00%
Target	100.00%	100.00%
The Netherlands Retirement Plan | Equity securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	41.00%	40.00%
Target	40.00%	25.00%
The Netherlands Retirement Plan | Debt securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	53.00%	51.00%
Target	55.00%	58.00%
The Netherlands Retirement Plan | Cash and cash equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	6.00%
Target	5.00%	7.00%
The Netherlands Retirement Plan | Real estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual		9.00%
Target		10.00%